TREASURY STOCK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Mar. 25, 2020	Apr. 30, 2019
TREASURY STOCK
Stock repurchase program authorized amount		$ 20,000,000
Consideration of shares repurchased	$ 2,172,819
Class A ordinary shares
TREASURY STOCK
Number of shares repurchased during the period	10,429,305
Price per share	$ 0.21		$ 8.00
Consideration of shares repurchased	$ 2,200,000
American Depositary Shares
TREASURY STOCK
Price per share	$ 3.13